FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of semiannual period:   /  /    (a)
                           or fiscal year: 12/31/06  (b)

Is this a transition report? (Y or N): ---N---

Is this an amendment to a previous filing? (Y or N): ---N---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A)  Registrant Name: Capitol Life Separate Account M

  B)  File Number:       811-2873

  C)  Telephone Number:  (303) 273-9303


2.A) Street: 1658 Cole Blvd., Suite 208

  B)  City: Golden           C) State: CO    D) Zip Code: 80401 Zip Ext.: 3213

  E)  Foreign Country:                     Foreign Postal Code:


3. Is this the first filing on this form by the Registrant?(Y or N) ---N---

4. Is this the last filing on this form by the Registrant?(Y or N) ---N---

5. Is Registrant a small business investment company (SBIC)?(Y or N) ---N--- [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y or N) ---Y--- [If answer is "Y" (Yes), complete only items 111 through 132.]


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For period ending 12/31/06
File number 811-2873

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:


                                       47

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For period ending 12/31/06
File number 811-2873

113. A. [/] Trustee Name:

     B. [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B: [/] File Number: 8-

     C: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign County:                  Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B: [/] File Number: 8-

     C: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign County:                  Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:


                                       48

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For period ending 12/31/06
File number 811-2873

116. Family of investment companies information:

      A.    [/] Is Registrant part of a family of investment companies?(Y/N)
            ----------------------------------------------------------------

      B.    [/] Identify the family in 10 letters
                                                  - - - - - - - - - -
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [/] Is Registrant a separate account of an insurance company?(Y/N)
            ------------------------------------------------------------------

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.    [/] Variable annuity contracts?(Y/N) -----------------------------

      C.    [/] Scheduled premium variable life contracts?(Y/N) --------------

      D.    [/] Flexible premium variable life contracts?(Y/N) ---------------

      E. [/] Other types of insurance products registered under the Securities Act of 1933?(Y/N) -------------------------------------

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 -------------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
      ------------------------------------------------------------------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ---------------------------------------------------------------------- $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period -------------------------------------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.
      ------------------------------------------------------------------------


                                  49

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For period ending 12/31/06
File number 811-2873

123. [/] State the total value of the additional units considered in answering item 122($000's omitted) ----------------------------------- $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) ----------------------------------- $

125. [/] State the total dollar amount of sales loads collected (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ------------------- $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) ---------------------------------------------------------------------- $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number         Total Assets       Total Income
                                             of Series          ($000's          Distributions
                                             Investing          omitted)       ($000's omitted)
                                             ---------        ------------     ----------------
A. U.S. Treasury direct issue____________    _________        $___________        $___________

B. U.S. Government agency________________    _________        $___________        $___________

C. State and municipal tax-free__________    _________        $___________        $___________

D. Public utility debt___________________    _________        $___________        $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent________    _________        $___________        $___________

F. All other corporate intermed. &
   long-term debt________________________    _________        $___________        $___________

G. All other corporate short-term
   debt__________________________________    _________        $___________        $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_______________________________    _________        $___________        $___________

I. Investment company equity
   securities____________________________    _________        $___________        $___________

                                                 1                9,248                0
J. All other equity securities___________    _________        $___________        $___________

K. Other securities______________________    _________        $___________        $___________

L. Total assets of all series of                 1                9,248               0
   registrant____________________________    _________        $___________        $___________


                                  50

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For period ending 12/31/06
File number 811-2873

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) -----------------------------------------------------------

      [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) -----------------------------------------------------------

      [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) ------------------------------------------


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's) ----------------------------------------- $95

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

                              SIGNATURES

      This Report is signed on behalf of the depositor in the City of Golden and the State of Colorado on this the 16th day of February, 2007.


                    By: /s/DANIEL CARPENTER
                    -----------------------
                    Daniel Carpenter
                    President and Treasurer
                       The Capitol Life Insurance Company


Witness: /s/PAMELA HEINY
         -----------------
         Pamela Heiny
         Executive Administrator